INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
NOL Carryover	$ 7,817	$ 5,678
Valuation allowance	(7,817)	(5,678)
Net deferred tax asset	$ 0	$ 0